Deferred Compensation - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Asset held in trust		$ 822
Deferred Compensation Arrangement	$ 0	$ 821